COMMITMENTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Expected future minimum lease payments payable under non-cancellable operating lease	$ 274.1	$ 240.0
Rental expense	65.1	68.2
Contractual capital commitments	291.7	223.2
No later than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Expected future minimum lease payments payable under non-cancellable operating lease	50.7	44.4
Contractual capital commitments	240.2	132.0
Later than 1 year and no later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Expected future minimum lease payments payable under non-cancellable operating lease	136.9	118.9
Contractual capital commitments	51.5	90.7
Later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Expected future minimum lease payments payable under non-cancellable operating lease	86.5	76.7
Contractual capital commitments	$ 0.0	$ 0.5